Revenue disaggregation and segmental analysis - Non-current assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Segmental assets and cash flow
Right-of-use assets	€ 11,688
Impairment loss	(1,685)	€ (3,525)
Europe
Segmental assets and cash flow
Non-current assets	83,542	57,496	€ 60,158
Capital expenditure	5,312	4,992	4,932
Right-of-use assets	3,974
Other expenditure on intangible assets	1,666	2,887	746
Depreciation and amortisation	12,392	8,357	8,637
Impairment loss	(1,580)	(3,240)
Operating free cash flow	6,675	5,970	5,578
Germany
Segmental assets and cash flow
Non-current assets	48,266	24,529	25,444
Capital expenditure	2,278	1,816	1,673
Right-of-use assets	912
Other expenditure on intangible assets	1,613	2	24
Depreciation and amortisation	4,805	3,017	3,095
Operating free cash flow	2,987	2,425	2,147
Italy
Segmental assets and cash flow
Non-current assets	11,119	11,031	9,232
Capital expenditure	697	784	797
Right-of-use assets	1,645
Other expenditure on intangible assets	24	2,219	629
Depreciation and amortisation	1,958	1,337	1,479
Operating free cash flow	1,355	1,552	1,607
UK
Segmental assets and cash flow
Non-current assets	7,790	7,405	7,465
Capital expenditure	753	804	889
Right-of-use assets	733
Other expenditure on intangible assets		408
Depreciation and amortisation	2,160	1,612	1,600
Operating free cash flow	930	689	408
Spain
Segmental assets and cash flow
Non-current assets	7,229	7,438	10,576
Capital expenditure	761	813	863
Right-of-use assets	386
Other expenditure on intangible assets		216
Depreciation and amortisation	1,763	1,318	1,371
Impairment loss	(840)	(2,930)
Operating free cash flow	324	443	628
Other Europe
Segmental assets and cash flow
Non-current assets	9,138	7,093	7,441
Capital expenditure	823	775	710
Right-of-use assets	298
Other expenditure on intangible assets	29	42	93
Depreciation and amortisation	1,706	1,073	1,092
Impairment loss	(740)	(310)
Operating free cash flow	1,079	861	788
Rest of the World
Segmental assets and cash flow
Non-current assets	6,961	8,932	9,448
Capital expenditure	1,389	1,436	1,492
Right-of-use assets	464
Other expenditure on intangible assets	110	125	1
Depreciation and amortisation	1,611	1,431	1,699
Impairment loss		(255)
Operating free cash flow	2,153	2,148	2,178
Vodacom
Segmental assets and cash flow
Non-current assets	5,400	5,503	5,841
Capital expenditure	802	810	763
Right-of-use assets	174
Other expenditure on intangible assets	55	91	1
Depreciation and amortisation	939	758	776
Operating free cash flow	1,341	1,379	1,453
Other Markets
Segmental assets and cash flow
Non-current assets	1,561	3,429	3,607
Capital expenditure	587	626	729
Right-of-use assets	290
Other expenditure on intangible assets	55	34
Depreciation and amortisation	672	673	923
Impairment loss		(255)
Operating free cash flow	812	769	725
Common Functions
Segmental assets and cash flow
Non-current assets	2,217	2,009	1,976
Capital expenditure	821	799	897
Right-of-use assets	155
Depreciation and amortisation	171	7	73
Impairment loss	(105)	(30)
Operating free cash flow	(1,107)	(1,047)	(755)
Group
Segmental assets and cash flow
Non-current assets	92,720
Capital expenditure	7,522
Right-of-use assets	4,593
Other expenditure on intangible assets	1,776
Depreciation and amortisation	14,174
Impairment loss	(1,685)
Operating free cash flow	7,721
Group (IAS 18 basis)
Segmental assets and cash flow
Non-current assets			71,582
Capital expenditure			7,321
Other expenditure on intangible assets			747
Depreciation and amortisation			10,409
Impairment loss		(3,525)
Operating free cash flow			€ 7,001
Group (IFRS 15 basis)
Segmental assets and cash flow
Impairment loss	€ (1,685)
Previous | Group
Segmental assets and cash flow
Non-current assets		68,437
Capital expenditure		7,227
Other expenditure on intangible assets		3,012
Depreciation and amortisation		9,795
Impairment loss		(3,525)
Operating free cash flow		€ 7,071